Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 170,960	$ 265,649	$ 257,950	$ 250,637
Total current assets	236,520	306,819
TOTAL ASSETS	417,596	414,628
Current liabilities:
Accrued expenses and other current liabilities	24,295	21,302
Total current liabilities	85,033	66,362
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	16	16
Additional paid-in capital	144,836	144,083
Accumulated other comprehensive income	48,068	55,841
Retained earnings	76,953	90,409
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	293,628	314,079
TOTAL LIABILITIES AND EQUITY	417,596	414,628
Parent Company
Current assets:
Cash and cash equivalents		1	1	102
Amounts due from subsidiaries	107,023	107,060
Total current assets	107,023	107,061
Investment in subsidiaries	188,652	208,855
TOTAL ASSETS	295,675	315,916
Current liabilities:
Accrued expenses and other current liabilities	2,047	1,837
Total current liabilities	2,047	1,837
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	16	16
Additional paid-in capital	144,836	144,083
Accumulated other comprehensive income	48,068	55,841
Retained earnings	100,708	114,139
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	293,628	314,079	306,284	305,183
TOTAL LIABILITIES AND EQUITY	$ 295,675	$ 315,916